                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-10481

Exact Name of Registrant
(as specified in charter): Cohen & Steers Quality Income Realty Fund, Inc.

Address of Principal Executive Office: 757 Third Avenue
                                       New York, NY 10017

Name and address of agent for service: John E. McLean
                                       757 Third Avenue
                                       New York, NY 10017

Registrant telephone number, including area code: (212) 832-3232

Date of fiscal year end:  December 31

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments

--------------------------------------------------------------------------------
                 COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE          YIELD(a)
                                                 ---------   --------------   ------------
EQUITIES                               155.15%(b)
  COMMON STOCK                         121.03%
    DIVERSIFIED                         13.29%
         Capital Trust -- Class A..............     66,100   $    2,193,198       6.63%
         Colonial Properties Trust.............    582,300       22,366,143       7.03
         Crescent Real Estate Equities Co......    996,900       16,289,346       9.18
         iStar Financial.......................    400,500       16,492,590       7.12
         Vornado Realty Trust..................    663,443       45,956,697       4.39
                                                             --------------
                                                                103,297,974
                                                             --------------
    HEALTH CARE                         17.33%
         Health Care Property Investors........  1,113,500       26,133,845       7.16
         Healthcare Realty Trust...............    224,600        8,184,424       7.14
         Health Care REIT......................    969,625       31,028,000       7.50
         LTC Properties........................     49,100          851,885       6.92
         Nationwide Health Properties..........  1,205,300       24,359,113       7.32
         Ventas................................  1,766,500       44,091,840       5.77
                                                             --------------
                                                                134,649,107
                                                             --------------
    HOTEL                                2.38%
         Hospitality Properties Trust..........    391,300       15,800,694       7.13
         Strategic Hotel Capital...............    183,400        2,695,980       5.99
                                                             --------------
                                                                 18,496,674
                                                             --------------
    INDUSTRIAL                           2.98%
         First Industrial Realty Trust.........    612,900       23,186,007       7.35
                                                             --------------
    MORTGAGE                             4.73%
         Gramercy Capital Corp.(c).............    785,000       13,776,750       4.51
         Newcastle Investment Corp.............    776,928       22,997,069       8.45
                                                             --------------
                                                                 36,773,819
                                                             --------------

-------------------
(a) Dividend yield is computed by dividing the security's current annual dividend rate by the last sale price on the principal exchange or market.
(b) Percentages indicated are based on the net assets applicable to common shares of the fund.
(c) This security is restricted and cannot be resold without prior registration under the Securities Act of 1933 unless pursuant to an exemption therefrom. The fund prices this security at fair value using procedures approved by the fund's board of directors.

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
                 COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
    OFFICE                              36.04%
         Arden Realty..........................    826,800   $   27,987,180       5.97%
         BioMed Realty Trust...................     59,000        1,215,400       5.24
         Brandywine Realty Trust...............  1,140,900       32,401,560       6.20
         CarrAmerica Realty Corp. .............  1,010,600       31,884,430       6.34
         Equity Office Properties Trust........  1,314,400       39,602,872       6.64
         Highwoods Properties..................    415,300       11,138,346       6.34
         HRPT Properties Trust.................  1,109,000       13,208,190       7.05
         Kilroy Realty Corp. ..................    102,600        4,197,366       4.99
         Mack-Cali Realty Corp. ...............  1,073,800       45,475,430       5.95
         Maguire Properties....................    604,800       14,442,624       6.70
         Prentiss Properties Trust.............  1,000,200       34,166,832       6.56
         Reckson Associates Realty Corp. ......    794,100       24,378,870       5.53
                                                             --------------
                                                                280,099,100
                                                             --------------
    OFFICE/INDUSTRIAL                    5.35%
         Liberty Property Trust................  1,065,200       41,596,060       6.25
                                                             --------------
    RESIDENTIAL                         16.66%
       APARTMENT                        15.93%
         AMLI Residential Properties Trust.....     77,000        2,109,030       7.01
         American Campus Communities...........    130,800        2,746,800       6.43
         Archstone-Smith Trust.................    754,100       25,722,351       5.04
         AvalonBay Communities.................    307,200       20,548,608       4.25
         Camden Property Trust.................    366,600       17,241,198       5.40
         Education Realty Trust................    220,700        3,670,241       7.16
         GMH Communities Trust.................    477,600        5,592,696       7.77
         Gables Residential Trust..............    586,900       19,543,770       7.24
         Home Properties.......................    361,600       14,030,080       6.49
         Mid-America Apartment Communities.....    309,400       11,293,100       6.41
         Town & Country Trust..................     50,000        1,322,500       6.50
                                                             --------------
                                                                123,820,374
                                                             --------------
       MANUFACTURED HOME                 0.73%
         Affordable Residential Communities....    448,700        5,676,055       9.88
                                                             --------------
         TOTAL RESIDENTIAL.....................                 129,496,429
                                                             --------------

--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
                 COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
    SELF STORAGE                         1.80%
         Extra Space Storage...................    314,300   $    4,243,050       6.74%
         Sovran Self Storage...................     87,300        3,459,699       6.11
         U-Store-It Trust......................    361,700        6,293,580       6.44
                                                             --------------
                                                                 13,996,329
                                                             --------------
    SHOPPING CENTER                     20.47%
       COMMUNITY CENTER                  8.07%
         Cedar Shopping Centers................    268,100        3,817,744       6.32
         Heritage Property Investment Trust....    449,100       13,329,288       7.08
         Inland Real Estate Corp. .............     94,000        1,412,820       6.25
         Kramont Realty Trust..................  1,293,300       30,263,220       5.56
         New Plan Excel Realty Trust...........    222,700        5,591,997       6.57
         Urstadt Biddle
            Properties -- Class A..............    544,000        8,296,000       5.77
                                                             --------------
                                                                 62,711,069
                                                             --------------
       REGIONAL MALL                    12.40%
         Glimcher Realty Trust.................    605,200       14,343,240       8.11
         Macerich Co. .........................    807,857       43,042,621       4.88
         Mills Corp. ..........................    737,400       39,008,460       4.74
                                                             --------------
                                                                 96,394,321
                                                             --------------
         TOTAL SHOPPING CENTER.................                 159,105,390
                                                             --------------
              TOTAL COMMON STOCK
                (Identified
                cost -- $696,702,694)..........                 940,696,889
                                                             --------------
  PREFERRED STOCK                       34.12%
    DIVERSIFIED                          7.17%
         Colonial Properties Trust, 8.125%,
            Series D...........................     64,900        1,643,268       8.02
         Colonial Properties Trust, 7.62%,
            Series E...........................     55,000        1,302,812       8.04
         Crescent Real Estate Equities Co.,
            6.75%, Series A (Convertible)(a)...  1,806,200       38,869,424       7.84
         Digital Realty Trust, 8.50%,
            Series A...........................    122,000        3,172,000       8.17
         Entertainment Properties Trust, 7.75%,
            Series B...........................    128,000        3,207,680       7.73
         iStar Financial, 7.80%, Series F......    166,681        4,308,704       7.54
         iStar Financial, 7.65%, Series G......     87,300        2,193,849       7.59
         iStar Financial, 7.50%, Series I......     40,200          998,970       7.55
                                                             --------------
                                                                 55,696,707
                                                             --------------


-------------------
(a) 410,000 shares segregated as collateral for the interest rate swap transactions.

--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------
                 COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
    HEALTH CARE                          0.23%
         Health Care REIT, 7.625%, Series F....     28,300   $      707,500       7.62%
         Omega Healthcare Investors, 8.375%,
            Series D...........................     40,000        1,040,000       8.05
                                                             --------------
                                                                  1,747,500
                                                             --------------
    HOTEL                                7.16%
         FelCor Lodging Trust, 9.00%,
            Series B...........................    652,500       16,769,250       8.02
         FelCor Lodging Trust, 8.00%,
            Series C...........................    104,300        2,451,050       8.31
         Host Marriott Corp., 10.00%,
            Series B...........................     14,100          354,192       9.92
         Host Marriott Corp., 10.00%,
            Series C...........................     30,700          785,613       9.77
         Host Marriott Corp., 8.875%,
            Series E...........................     10,000          269,500       8.23
         Innkeepers USA Trust, 8.00%,
            Series C...........................     91,300        2,291,630       7.97
         LaSalle Hotel Properties, 10.25%,
            Series A...........................  1,000,000       26,700,000       9.60
         Strategic Hotel Capital, 8.50%,
            Series A, 144A.....................    132,200        3,288,475       8.54
         Sunstone Hotel Investors, 8.00%,
            Series A...........................    111,000        2,769,450       8.00
                                                             --------------
                                                                 55,679,160
                                                             --------------
    MORTGAGE                             0.19%
         Newcastle Investment Corp., 9.75%,
            Series B...........................     56,000        1,506,400       9.08
                                                             --------------
    OFFICE                               3.28%
         Cousins Properties, 7.50%,
            Series B...........................    200,000        5,000,000       7.46
         HRPT Properties Trust, 8.75%,
            Series B...........................    120,000        3,207,600       8.18
         Highwoods Properties, 8.625%,
            Series A...........................     13,195       13,442,406       8.47
         Kilroy Realty Corp., 7.50%,
            Series F...........................     49,000        1,215,200       7.56
         Maguire Properties, 7.625%,
            Series A...........................    106,600        2,649,010       7.67
                                                             --------------
                                                                 25,514,216
                                                             --------------
    OFFICE/INDUSTRIAL                    0.17%
         PS Business Parks, 8.75%, Series F....      4,100          107,010       8.38
         PS Business Parks, 7.00%, Series H....     40,000          971,200       7.20
         ProLogis, 8.54%, Series C.............      4,000          234,250       7.29
                                                             --------------
                                                                  1,312,460
                                                             --------------

--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------
                 COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
    RESIDENTIAL                          4.67%
       APARTMENT                         4.60%
         Apartment Investment & Management Co.,
            10.10%, Series R...................    940,000   $   24,722,000       9.51%
         Associated Estates Realty Corp.,
            8.70%, Series B....................     90,000        2,304,000       8.50
         Home Properties, 9.00%, Series F......    196,000        5,141,080       8.65
         Mid-America Apartment Communities,
            8.30%, Series H....................    138,100        3,549,170       8.07
                                                             --------------
                                                                 35,716,250
                                                             --------------
       MANUFACTURED HOME                 0.07%
         American Land Lease, 7.75%,
            Series A...........................     22,000          561,000       7.64
                                                             --------------
         TOTAL RESIDENTIAL.....................                  36,277,250
                                                             --------------
    SHOPPING CENTER                     10.99%
       COMMUNITY CENTER                  5.00%
         Cedar Shopping Centers, 8.875%,
            Series A...........................     61,000        1,601,250       8.45
         Developers Diversified Realty Corp.,
            8.60%, Series F....................  1,039,400       27,325,826       8.18
         Federal Realty Investment Trust,
            8.50%, Series B....................    276,300        7,321,950       8.02
         Urstadt Biddle Properties, 8.50%,
            Series C...........................     24,000        2,640,000       7.73
                                                             --------------
                                                                 38,889,026
                                                             --------------
       FREE STANDING                     0.09%
         Commercial Net Lease Realty, 9.00%,
            Series A...........................     25,000          667,500       8.43
                                                             --------------
       REGIONAL MALL                     5.90%
         CBL & Associates Properties, 8.75%,
            Series B...........................    430,000       23,073,800       8.15
         CBL & Associates Properties, 7.375%,
            Series D...........................    325,000        8,034,000       7.46
         Glimcher Realty Trust, 8.75%,
            Series F...........................     40,000        1,040,000       8.41
         Glimcher Realty Trust, 8.125%,
            Series G...........................     40,000        1,004,000       8.09
         Mills Corp., 9.00%, Series B..........     55,300        1,459,920       8.56
         Mills Corp., 9.00%, Series C..........    159,600        4,175,136       8.60
         Mills Corp., 8.75%, Series E..........     84,000        2,194,080       8.37
         Simon Property Group, 8.75%,
            Series F...........................     30,000          781,800       8.39
         Simon Property Group, 8.375%,
            Series J...........................     14,000          910,000       6.44
         Taubman Centers, 8.30%, Series A......    127,600        3,218,072       8.23
                                                             --------------
                                                                 45,890,808
                                                             --------------
         TOTAL SHOPPING CENTER.................                  85,447,334
                                                             --------------

--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
                 COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
    SPECIALTY                           0.26%
         Capital Automotive REIT, 7.50%,
            Series A...........................     80,000   $    1,980,000       7.58%
                                                             --------------
              TOTAL PREFERRED STOCK
                (Identified
                cost -- $248,302,703)..........                 265,161,027
                                                             --------------
              TOTAL EQUITIES (Identified
                cost -- $945,005,397)..........               1,205,857,916
                                                             --------------

                                                    PRINCIPAL
                                                     AMOUNT
                                                   -----------
COMMERCIAL PAPER                          1.31%
         Prudential FDG Corp., 2.12%, due
            04/01/05
            (Identified cost -- $10,161,000)....   $10,161,000       10,161,000
                                                   -----------   --------------
TOTAL INVESTMENTS (Identified
  cost -- $955,166,397)..............   156.46%                   1,216,018,916(a)
LIABILITIES IN EXCESS OF OTHER
  ASSETS.............................    (0.62)%                     (4,773,212)
LIQUIDATION VALUE OF TAXABLE AUCTION
  MARKET PREFERRED SHARES: SERIES T,
  SERIES W, SERIES TH, AND SERIES F
  (Equivalent to $25,000 per share
  based on 2,800 shares outstanding).   (36.03)%                   (280,000,000)
LIQUIDATION VALUE OF AUCTION MARKET
  PREFERRED SHARES: SERIES M28 AND
  SERIES M7 (Equivalent to $25,000
  per share based on 2,400 shares
  outstanding for Series M28 and
  3,760 shares outstanding for
  Series M7).........................   (19.81)%                   (154,000,000)
                                        ------                   --------------
NET ASSETS APPLICABLE TO COMMON
  SHARES (Equivalent to $20.00 per
  share based on 38,856,074 shares
  of capital stock outstanding)......   100.00%                  $  777,245,704
                                        ------                   --------------
                                        ------                   --------------

-------------------
(a) At March 31, 2005, net unrealized appreciation was $260,852,519 based on cost for federal income tax purposes of $955,166,397. This consisted of aggregate gross unrealized appreciation on investments of $262,868,941 and aggregate gross unrealized depreciation on investments of $2,016,422.

--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------
                 COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

NOTE 1. INVESTMENTS IN INTEREST RATE SWAPS

    The fund has entered into interest rate swap transactions with Merrill Lynch Derivative Products, UBS AG, Banc of America and Royal Bank of Canada. Under the agreements, the fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal values of the swaps. The fund has segregated 410,000 shares of Crescent Real Estate Equities Co., 6.75%, Series A as collateral for the interest rate swap transactions. Details of the interest rate swap transactions as of March 31, 2005 are as follows:

                                                                                                    UNREALIZED
                                    NOTIONAL                 FLOATING RATE(a)                     APPRECIATION/
          COUNTERPARTY               AMOUNT     FIXED RATE   (RESET MONTHLY)   TERMINATION DATE   (DEPRECIATION)
---------------------------------  -----------  ----------   ---------------   ----------------   --------------
Banc of America..................  $14,000,000   3.2120%         2.7160%       October 2, 2008     $   522,109
Merrill Lynch Derivative
  Products.......................  $46,000,000   4.5600%         2.7450%         April 5, 2005         (61,401)
Merrill Lynch Derivative
  Products.......................  $46,000,000   5.2100%         2.7450%         April 5, 2007      (1,000,122)
Merrill Lynch Derivative
  Products.......................  $46,000,000   5.5800%         2.7450%         April 5, 2009      (1,935,636)
Royal Bank of Canada.............  $14,000,000   3.6800%         2.8500%      October 22, 2008         314,216
Royal Bank of Canada.............  $44,000,000   4.2580%         2.7600%         March 9, 2010         442,347
UBS AG...........................  $24,000,000   4.4500%         2.8100%        April 15, 2005         (30,890)
UBS AG...........................  $24,000,000   5.1200%         2.8100%        April 15, 2007        (476,355)
UBS AG...........................  $24,000,000   5.4950%         2.8100%        April 15, 2009        (931,537)
                                                                                                   -----------
                                                                                                   $(3,157,269)
                                                                                                   -----------
                                                                                                   -----------

-------------------
(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2005.

--------------------------------------------------------------------------------
                                       8

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By: /s/ Robert H. Steers
    --------------------------------
        Name: Robert H. Steers
        Title: Chairman

        Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert H. Steers                         By:  /s/ Martin Cohen
    --------------------------------                  ---------------------------------------
         Name: Robert H. Steers                           Name: Martin Cohen
         Title: Chairman, Secretary                       Title: President, Treasurer
                  and principal executive officer                  and principal financial officer


         Date: May 27, 2005

                                        10